Commitments and Contingencies - Supplemental cash flow (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating cash flows from operating leases	$ 597	$ 1,153	$ 2,346
Operating cash flows from finance leases		1	1
Financing cash flows from finance leases		18	18	$ 675
Lease liabilities arising from obtaining right-of-use assets		$ 4,025	$ 4,445